Business Combination - Additional information (Detail) ₩ in Millions			1 Months Ended		12 Months Ended
	Oct. 01, 2018 KRW (₩)	Jan. 01, 2018 KRW (₩)	Apr. 30, 2020 KRW (₩) shares	Apr. 30, 2018 KRW (₩) shares	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩) shares	Dec. 31, 2018 KRW (₩)	Dec. 30, 2020
Disclosure of detailed information about business combination [line items]
Number of shares | shares				41,157,506
Consideration transferred in cash					₩ 8,047
Goodwill					3,357,524	₩ 2,949,530	₩ 2,938,563
Revenue of combined entity					18,831,147
Profit or loss of combined entity					1,516,857
Customer relationships measured at fair value					374,019
Other non-operating income					64,004	₩ 94,288	33,017
ADT CAPS Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash					2,958
Goodwill					2,892
ADT CAPS Co., Ltd. [member] | Later than one year [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash					3,000
ADT CAPS Co., Ltd. [member] | Later Than Two Years [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash					3,000
SK Telink Co., Ltd. [member] | SK Holdings Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash							4,450
Deduction from Capital surplus and others recognized as of acquisition date							₩ 1,018
Incross Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Number of shares | shares						2,786,455
Revenue of acquiree since acquisition date						₩ 19,787
Profit (loss) of acquiree since acquisition date						5,756
Consideration transferred in cash						₩ 53,722
Incross Co Ltd [Member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage						50.00%
Life and Security Holdings Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage	55.00%
Consideration transferred in cash	₩ 696,665
Goodwill	₩ 1,155,037				₩ 1,176,274	₩ 1,173,382
Life and Security Holdings Co., Ltd. [member] | ADT CAPS Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage	100.00%
Revenue of acquiree since acquisition date	₩ 197,487	₩ 763,375
Profit (loss) of acquiree since acquisition date	6,038	₩ 19,548
Id Quantique SA [member]
Disclosure of detailed information about business combination [line items]
Number of shares | shares				44,157,506
Ownership percentage				58.10%
Additional shares acquired in exchange for assets | shares				16,666,666
Business acquisition exchange of asset value				₩ 5,672
Increase in percentage of ownership				65.60%
Revenue of acquiree since acquisition date				₩ 9,935
Profit (loss) of acquiree since acquisition date				5,220
Consideration transferred in cash				55,249
Valuation gain on financial assets				₩ 1,636
SK Infosec Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	172,905
Profit (loss) of acquiree since acquisition date	₩ 19,512
SK Infosec Co., Ltd. [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage								62.60%
SK Infosec Co., Ltd. [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage								100.00%
SK Infosec Co., Ltd. [member] | SK Holdings Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage	100.00%
Tbroad Co Ltd [Member] | Weighted average cost of capital [member]
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets					7.7
Tbroad Dongdaemun Broadcasting Co Ltd [Member] | Weighted average cost of capital [member]
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets					8.3
Broadband Nowon Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Number of shares | shares			627,000
Ownership percentage			55.00%
Revenue of acquiree since acquisition date			₩ 5,756
Profit (loss) of acquiree since acquisition date			426
Consideration transferred in cash			10,421		₩ 10,421
Other non-operating income			733
SK Broadband Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Goodwill			₩ 405,639		₩ 764,082	₩ 358,443